Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Intangible Assets

	December 31, 2012	December 31, 2011
Opening balance – vessel purchase options and software development	$92	$13,671
Impairment – vessel purchase options	—	(13,645)
Addition – software development	—	71
Depreciation – software development	(19)	(5)

Closing balance	$73	$92